Consolidated Statements of Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net (loss) income	¥ 1,951,695	$ 274,890	¥ 1,480,009	¥ (2,925,704)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	20,414	2,875	(274,791)	(39,161)
Comprehensive (loss) income	1,972,109	277,765	1,205,218	(2,964,865)
Less: comprehensive (loss) income attributed to the non-controlling interest	357	50	10,556	(16,603)
Comprehensive (loss) income attributable to Hello Group Inc.	¥ 1,971,752	$ 277,715	¥ 1,194,662	¥ (2,948,262)